CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (PARENTHETICAL) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Cumulative translation adjustment, tax portion	$ (3.9)	$ 0.0	$ (7.5)
Derivative hedging adjustment, tax portion	(1.6)	1.7	(1.2)
Debt and equity securities adjustment, tax portion	0.0	0.0	0.0
Pension - Net gain (loss), tax portion	1.9	1.0	(2.8)
Pension - Amortization of actuarial (gain) loss, tax portion	(0.6)	(1.7)	(2.2)
Pension - Settlement of U.S. defined benefit pension obligations, tax portion	0.0	(24.4)	0.0
Pension - Divestitiure of business, tax portion	(5.3)	0.0	(23.9)
Pension - Foreign exchange and other effects, tax portion	$ (0.7)	$ 0.2	$ 1.9